Fair Value Measurements (Details) - Schedule of Liabilities Measured at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] $ in Thousands	6 Months Ended
Mar. 31, 2024 USD ($)
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total	$ 6,096
Level 1 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total
Level 2 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total
Level 3 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total	6,096
Earnout liability [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total	3,621
Earnout liability [Member] | Level 1 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total
Earnout liability [Member] | Level 2 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total
Earnout liability [Member] | Level 3 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total	3,621
PIPE make-whole liability [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total	1,639
PIPE make-whole liability [Member] | Level 1 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total
PIPE make-whole liability [Member] | Level 2 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total
PIPE make-whole liability [Member] | Level 3 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total	1,639
Private Warrants and other warrants [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total	836
Private Warrants and other warrants [Member] | Level 1 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total
Private Warrants and other warrants [Member] | Level 2 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total
Private Warrants and other warrants [Member] | Level 3 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total	$ 836